UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Consumer Industries Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

VIP Consumer Industries Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,020.10	$ 5.76
Hypothetical A	$ 1,000.00	$ 1,019.09	$ 5.76
Investor Class
Actual	$ 1,000.00	$ 1,019.20	$ 6.26
Hypothetical A	$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	1.15%
Investor Class	1.25%

Semiannual Report

VIP Consumer Industries Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	5.9	4.2
PepsiCo, Inc.	3.9	3.8
Wal-Mart Stores, Inc.	3.2	3.8
Target Corp.	2.9	3.2
Procter & Gamble Co.	2.8	6.7
eBay, Inc.	2.6	2.3
Nestle SA sponsored ADR	2.2	2.2
Yahoo!, Inc.	2.0	1.9
The Walt Disney Co.	2.0	2.6
The Coca-Cola Co.	2.0	2.3
	29.5
Top Industries (% of fund's net assets)
As of June 30, 2006
Specialty Retail	13.6%
Hotels, Restaurants & Leisure	12.5%
Internet Software & Services	12.0%
Media	9.3%
Multiline Retail	8.8%
All Others *	43.8%

As of December 31, 2005
Hotels, Restaurants & Leisure	12.6%
Media	11.2%
Specialty Retail	10.8%
Food & Staples Retailing	9.1%
Beverages	7.9%
All Others *	48.4%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

VIP Consumer Industries Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (Note 1)
AUTOMOBILES - 0.5%
Motorcycle Manufacturers - 0.5%
Harley-Davidson, Inc.	900	$ 49,401
BEVERAGES - 8.1%
Brewers - 0.9%
InBev SA	800	39,246
SABMiller PLC	2,400	43,257
		82,503
Distillers & Vintners - 0.6%
Diageo PLC sponsored ADR	800	54,040
Soft Drinks - 6.6%
Coca-Cola Enterprises, Inc.	3,300	67,221
PepsiCo, Inc.	6,000	360,240
The Coca-Cola Co.	4,130	177,673
		605,134
TOTAL BEVERAGES		741,677
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Human Resource & Employment Services - 0.9%
Monster Worldwide, Inc. (a)	600	25,596
Robert Half International, Inc.	1,300	54,600
		80,196
COMPUTERS & PERIPHERALS - 0.5%
Computer Hardware - 0.5%
Apple Computer, Inc. (a)	800	45,696
DISTRIBUTORS - 0.9%
Distributors - 0.9%
Keystone Automotive Industries, Inc. (a)	600	25,332
Li & Fung Ltd.	26,400	53,369
		78,701
DIVERSIFIED CONSUMER SERVICES - 1.2%
Education Services - 0.8%
Apollo Group, Inc. Class A (a)	1,400	72,338
Specialized Consumer Services - 0.4%
Weight Watchers International, Inc.	900	36,801
TOTAL DIVERSIFIED CONSUMER SERVICES		109,139
ELECTRICAL EQUIPMENT - 1.0%
Electrical Components & Equipment - 1.0%
Evergreen Solar, Inc. (a)	5,100	66,198
SolarWorld AG	400	25,108
		91,306

	Shares	Value (Note 1)
FOOD & STAPLES RETAILING - 8.4%
Drug Retail - 3.1%
CVS Corp.	3,700	$ 113,590
Walgreen Co.	3,800	170,392
		283,982
Food Retail - 0.7%
Whole Foods Market, Inc.	900	58,176
Hypermarkets & Super Centers - 4.6%
Costco Wholesale Corp.	2,200	125,686
Wal-Mart Stores, Inc.	6,180	297,691
		423,377
TOTAL FOOD & STAPLES RETAILING		765,535
FOOD PRODUCTS - 4.6%
Agricultural Products - 0.4%
Archer-Daniels-Midland Co.	900	37,152
Packaged Foods & Meats - 4.2%
Diamond Foods, Inc.	1,400	22,498
Flowers Foods, Inc.	700	20,048
Green Mountain Coffee Roasters, Inc. (a)	900	36,153
Lindt & Spruengli AG (participation certificate)	54	106,852
Nestle SA sponsored ADR	2,600	202,540
		388,091
TOTAL FOOD PRODUCTS		425,243
HOTELS, RESTAURANTS & LEISURE - 12.5%
Casinos & Gaming - 2.5%
Aristocrat Leisure Ltd.	4,300	41,159
Boyd Gaming Corp.	500	20,180
International Game Technology	1,400	53,116
MGM MIRAGE (a)	1,800	73,440
Station Casinos, Inc.	300	20,424
WMS Industries, Inc. (a)	800	21,912
		230,231
Hotels, Resorts & Cruise Lines - 4.8%
Carnival Corp. unit	2,900	121,046
eLong, Inc. sponsored ADR (a)	4,800	66,816
Kerzner International Ltd. (a)	1,000	79,280
Royal Caribbean Cruises Ltd.	1,900	72,675
Starwood Hotels & Resorts Worldwide, Inc.	1,700	102,578
		442,395
Leisure Facilities - 0.2%
International Speedway Corp. Class A	300	13,911
Restaurants - 5.0%
Buffalo Wild Wings, Inc. (a)	4,200	160,902
CBRL Group, Inc.	172	5,834
Domino's Pizza, Inc.	1,450	35,873
OSI Restaurant Partners, Inc.	2,380	82,348
Common Stocks - continued
	Shares	Value (Note 1)
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Restaurants - continued
Panera Bread Co. Class A (a)	700	$ 47,068
Starbucks Corp. (a)	3,100	117,056
The Cheesecake Factory, Inc. (a)	500	13,475
		462,556
TOTAL HOTELS, RESTAURANTS & LEISURE		1,149,093
HOUSEHOLD DURABLES - 0.3%
Homebuilding - 0.3%
D.R. Horton, Inc.	700	16,674
Ryland Group, Inc.	300	13,071
		29,745
Housewares & Specialties - 0.0%
Sealy Corp., Inc.	100	1,327
TOTAL HOUSEHOLD DURABLES		31,072
HOUSEHOLD PRODUCTS - 3.9%
Household Products - 3.9%
Colgate-Palmolive Co.	1,700	101,830
Procter & Gamble Co.	4,562	253,647
		355,477
INTERNET & CATALOG RETAIL - 1.3%
Catalog Retail - 0.7%
Coldwater Creek, Inc. (a)	2,500	66,900
Internet Retail - 0.6%
Priceline.com, Inc. (a)	1,800	53,748
TOTAL INTERNET & CATALOG RETAIL		120,648
INTERNET SOFTWARE & SERVICES - 12.0%
Internet Software & Services - 12.0%
Bankrate, Inc. (a)	400	15,104
Digitas, Inc. (a)	2,200	25,564
eBay, Inc. (a)	8,200	240,178
Google, Inc. Class A (sub. vtg.) (a)	1,300	545,129
Move, Inc. (a)	6,148	33,691
Sina Corp. (a)	1,000	24,980
Sohu.com, Inc. (a)	1,000	25,790
Yahoo!, Inc. (a)	5,664	186,912
		1,097,348
LEISURE EQUIPMENT & PRODUCTS - 2.4%
Leisure Products - 2.4%
K2, Inc. (a)	1,700	18,598
MarineMax, Inc. (a)	3,200	83,936
Pool Corp.	2,150	93,805
RC2 Corp. (a)	500	19,330
		215,669

	Shares	Value (Note 1)
MEDIA - 9.3%
Advertising - 1.8%
Harte-Hanks, Inc.	1,200	$ 30,768
Interpublic Group of Companies, Inc. (a)	4,741	39,587
Omnicom Group, Inc.	1,100	97,999
		168,354
Movies & Entertainment - 4.9%
Carmike Cinemas, Inc.	1,000	21,080
News Corp. Class A	7,141	136,964
The Walt Disney Co.	6,000	180,000
Viacom, Inc. Class B (non-vtg.) (a)	3,000	107,520
		445,564
Publishing - 2.6%
Dow Jones & Co., Inc.	600	21,006
Gannett Co., Inc.	1,180	65,997
McGraw-Hill Companies, Inc.	2,000	100,460
Media General, Inc. Class A	600	25,134
Reuters Group PLC sponsored ADR	600	25,506
		238,103
TOTAL MEDIA		852,021
MULTILINE RETAIL - 8.8%
Department Stores - 5.5%
Federated Department Stores, Inc.	4,800	175,680
JCPenney Co., Inc.	1,500	101,265
KarstadtQuelle AG (a)	2,700	71,667
Kohl's Corp. (a)	400	23,648
Nordstrom, Inc.	1,500	54,750
Saks, Inc.	1,800	29,106
Sears Holdings Corp. (a)	300	46,452
		502,568
General Merchandise Stores - 3.3%
Family Dollar Stores, Inc.	1,460	35,668
Target Corp.	5,400	263,898
		299,566
TOTAL MULTILINE RETAIL		802,134
PERSONAL PRODUCTS - 1.8%
Personal Products - 1.8%
Avon Products, Inc.	3,500	108,500
Herbalife Ltd. (a)	1,500	59,850
		168,350
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Specialized REITs - 0.3%
Host Hotels & Resorts, Inc.	1,040	22,745
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductor Equipment - 0.2%
MEMC Electronic Materials, Inc. (a)	600	22,500
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - 0.6%
Home Entertainment Software - 0.6%
Activision, Inc. (a)	2,400	$ 27,312
Electronic Arts, Inc. (a)	600	25,824
		53,136
SPECIALTY RETAIL - 13.6%
Apparel Retail - 5.2%
Aeropostale, Inc. (a)	1,400	40,446
American Eagle Outfitters, Inc.	1,100	37,444
Casual Male Retail Group, Inc. (a)	2,900	29,145
Charlotte Russe Holding, Inc. (a)	2,100	50,274
Chico's FAS, Inc. (a)	1,900	51,262
Esprit Holdings Ltd.	6,000	48,981
Foot Locker, Inc.	2,000	48,980
Gymboree Corp. (a)	1,900	66,044
Hot Topic, Inc. (a)	1,300	14,963
TJX Companies, Inc.	900	20,574
Urban Outfitters, Inc. (a)	2,300	40,227
Zumiez, Inc. (a)	700	26,299
		474,639
Automotive Retail - 0.7%
AutoZone, Inc. (a)	500	44,100
O'Reilly Automotive, Inc. (a)	600	18,714
		62,814
Computer & Electronics Retail - 2.2%
Best Buy Co., Inc.	2,950	161,778
Gamestop Corp. Class B (a)	1,200	41,100
		202,878
Home Improvement Retail - 2.1%
Kingfisher PLC	3,300	14,557
Lowe's Companies, Inc.	2,900	175,943
		190,500
Specialty Stores - 3.4%
Guitar Center, Inc. (a)	1,000	44,470
Office Depot, Inc. (a)	2,500	95,000
OfficeMax, Inc.	700	28,525
PETsMART, Inc.	800	20,480
Staples, Inc.	4,350	105,792
Tractor Supply Co. (a)	400	22,108
		316,375
TOTAL SPECIALTY RETAIL		1,247,206

	Shares	Value (Note 1)
TEXTILES, APPAREL & LUXURY GOODS - 5.4%
Apparel, Accessories & Luxury Goods - 4.3%
Carter's, Inc. (a)	3,600	$ 95,148
Coach, Inc. (a)	1,800	53,820
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	600	13,398
Liz Claiborne, Inc.	2,300	85,238
Louis Vuitton Moet Hennessy (LVMH)	300	29,780
Polo Ralph Lauren Corp. Class A	1,200	65,880
Ports Design Ltd.	21,000	33,800
Quiksilver, Inc. (a)	1,800	21,924
		398,988
Footwear - 1.1%
Deckers Outdoor Corp. (a)	900	34,704
NIKE, Inc. Class B	800	64,800
		99,504
TOTAL TEXTILES, APPAREL & LUXURY GOODS		498,492
TOTAL COMMON STOCKS (Cost $7,607,104)		9,022,785
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 5.11% (b) (Cost $148,128)	148,128	148,128
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,755,232)		9,170,913
NET OTHER ASSETS - (0.1)%		(10,409)
NET ASSETS - 100%		$ 9,160,504
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,482
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.6%
Switzerland	3.4%
United Kingdom	1.6%
Cayman Islands	1.3%
Panama	1.3%
Hong Kong	1.1%
Germany	1.1%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $1,718,796 of which $1,036,707 and $682,089 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Consumer Industries Portfolio

VIP Consumer Industries Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,607,104)	$ 9,022,785
Affiliated Central Funds (cost $148,128)	148,128
Total Investments (cost $7,755,232)		$ 9,170,913
Cash		12,628
Dividends receivable		4,567
Interest receivable		551
Prepaid expenses		22
Receivable from investment adviser for expense reductions		583
Total assets		9,189,264

Liabilities
Payable for fund shares redeemed	$ 5,426
Accrued management fee	4,229
Other affiliated payables	876
Other payables and accrued expenses	18,229
Total liabilities		28,760

Net Assets		$ 9,160,504
Net Assets consist of:
Paid in capital		$ 9,175,045
Undistributed net investment income		3,351
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,433,580)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,415,688
Net Assets		$ 9,160,504

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($8,123,481 ÷ 695,795 shares)	$ 11.68

Investor Class: Net Asset Value, offering price and redemption price per share ($1,037,023 ÷ 88,944 shares)	$ 11.66

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Consumer Industries Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)
Investment Income
Dividends		$ 55,228
Interest		23
Income from affiliated Central Funds		2,482
Total income		57,733

Expenses
Management fee	$ 26,811
Transfer agent fees	6,643
Accounting fees and expenses	1,777
Independent trustees' compensation	18
Custodian fees and expenses	3,497
Audit	18,559
Legal	147
Miscellaneous	547
Total expenses before reductions	57,999
Expense reductions	(3,342)	54,657
Net investment income (loss)		3,076
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	305,190
Foreign currency transactions	64
Total net realized gain (loss)		305,254
Change in net unrealized appreciation (depreciation) on: Investment securities	(110,876)
Assets and liabilities in foreign currencies	14
Total change in net unrealized appreciation (depreciation)		(110,862)
Net gain (loss)		194,392
Net increase (decrease) in net assets resulting from operations		$ 197,468

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,076	$ (20,318)
Net realized gain (loss)	305,254	700,317
Change in net unrealized appreciation (depreciation)	(110,862)	(445,638)
Net increase (decrease) in net assets resulting from operations	197,468	234,361
Share transactions - net increase (decrease)	(993,390)	(2,334,340)
Redemption fees	1,220	4,414
Total increase (decrease) in net assets	(794,702)	(2,095,565)

Net Assets
Beginning of period	9,955,206	12,050,771
End of period (including undistributed net investment income of $3,351 and $0, respectively)	$ 9,160,504	$ 9,955,206

See accompanying notes which are an integral part of the financial statements.

VIP Consumer Industries Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 11.12	$ 10.17	$ 8.13	$ 9.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	(.02)	(.04)	(.03)	(.03)	.01
Net realized and unrealized gain (loss)	.23	.35	.99	2.07	(1.56)	(.29)
Total from investment operations	.23	.33	.95	2.04	(1.59)	(.28)
Distributions from net investment income	-	-	-	-	(.01)	-
Redemption fees added to paid in capital E	- H	- H	- H	- H	.01	- H
Net asset value, end of period	$ 11.68	$ 11.45	$ 11.12	$ 10.17	$ 8.13	$ 9.72
Total Return B, C, D	2.01%	2.97%	9.34%	25.09%	(16.27)%	(2.80)%
Ratios to Average Net Assets G
Expenses before reductions	1.20% A	1.19%	1.35%	1.72%	1.30%	2.61% A
Expenses net of fee waivers, if any	1.15% A	1.14%	1.35%	1.50%	1.30%	1.50% A
Expenses net of all reductions	1.15% A	1.12%	1.31%	1.46%	1.27%	1.48% A
Net investment income (loss)	.07% A	(.19)%	(.42)%	(.34)%	(.29)%	.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,123	$ 9,616	$ 12,051	$ 10,959	$ 12,176	$ 7,989
Portfolio turnover rate	53% A	74%	145%	108%	129%	162% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 18, 2001 (commencement of operations) to December 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 11.49
Income from Investment Operations
Net investment income (loss) E	- H	(.01)
Net realized and unrealized gain (loss)	.22	(.04)
Total from investment operations	.22	(.05)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 11.66	$ 11.44
Total Return B, C, D	1.92%	(.44)%
Ratios to Average Net Assets G
Expenses before reductions	1.52% A	1.61% A
Expenses net of fee waivers, if any	1.25% A	1.25% A
Expenses net of all reductions	1.25% A	1.23% A
Net investment income (loss)	(.03)% A	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,037	$ 339
Portfolio turnover rate	53% A	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Consumer Industries Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as VIP Consumer Industries Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,735,818
Unrealized depreciation	(344,279)
Net unrealized appreciation (depreciation)	$ 1,391,539
Cost for federal income tax purposes	$ 7,779,374

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,485,350 and $3,547,783, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 4,928
Investor Class	1,715
$ 6,643

VIP Consumer Industries Portfolio

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $15 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.15%	$ 2,069
Investor Class	1.25%	1,044
		$ 3,113

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $229 for the period.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	43,329	218,817	$ 510,693	$ 2,412,375
Shares redeemed	(187,187)	(463,005)	(2,196,279)	(5,081,138)
Net increase (decrease)	(143,858)	(244,188)	$ (1,685,586)	$ (2,668,763)
Investor Class
Shares sold	76,722	32,066	$ 899,070	$ 361,952
Shares redeemed	(17,410)	(2,434)	(206,874)	(27,529)
Net increase (decrease)	59,312	29,632	$ 692,196	$ 334,423

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) December 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Consumer Industries Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VCONIC-SANN-0806
1.817358.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV: Consumer Industries Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV: Consumer Industries Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006